COMMON STOCK PURCHASE WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Common Stock Purchase Warrants
SCHEDULE OF WARRANT MODIFICATION

	Issuance date assumptions	September 30, 2024 assumptions
Volatility – range	106.0%	106.6%
Risk-free rate	3.36%	3.58%
Dividend	0%	0%
Remaining contractual term	5.0 years	3.5 years
Exercise price	$5.50 – 7.50	$5.50 – 7.50
Common stock issuable under the warrants	1,125,000	1,125,000

	Issuance date assumptions	September 30, 2024 assumptions
Volatility – range	72.1 - 101.1%	106.6%
Risk-free rate	4.25 – 5.46%	3.58%
Dividend	0%	0%
Remaining contractual term	0.1 - 5.0 years	4.7 years
Exercise price	$2.51	$2.51
Common stock issuable under the warrants	1,768,227	1,195,219

Terms at August 23, 2022
Volatility - range	103.7%
Risk-free rate	3.17 - 3.36%
Dividend	0%
Remaining contractual term	3.4 - 4.1 years
Exercise price	$65.00
Common stock issuable under the warrants	1,215,000

	Issuance date assumptions	December 31, 2023 assumptions
Volatility - range	106.0%	$105.4%
Risk-free rate	3.36%	3.84%
Dividend	0%	0%
Remaining contractual term	5.0 years	4.3 years
Exercise price	5.50 – 7.50	5.50 – 7.50
Common stock issuable under the warrants	1,125,000	1,125,000

SCHEDULE OF WARRANT ACTIVITY

The following table summarizes information about shares issuable under all warrants outstanding during the nine months ended September 30, 2024:

	Warrants	Weighted average exercise price
Vested Balance, December 31, 2023	1,125,000	$6.50
Granted	1,768,227	2.51
Exercised	(573,008)	(2.51)
Forfeited/cancelled	—	—
Vested Balance, September 30, 2024	2,320,219	$4.44

The following table summarizes information about shares issuable under warrants outstanding during the years ended December 31, 2023 and 2022:

	Warrants	Weighted average exercise price
Vested Balance, January 1, 2022	1,300,430	$64.80
Granted	—	—
Exercised	—	—
Cancelled	(1,232,971)	(65.08)
Vested Balance, December 31, 2022	67,459	$60.26

	Warrants	Weighted average exercise price
Vested Balance, January 1, 2023	67,459	$60.26
Granted	1,125,000	6.50
Exercised	—	—
Forfeited/cancelled	(67,459)	(60.26)
Vested Balance, December 31, 2023	1,125,000	$6.50

SCHEDULE OF RANGE OF EXERCISE PRICES AND WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF WARRANTS

	Outstanding and exercisable warrants
Exercise price	Number of warrants	Weighted average remaining contractual life
$5.50	375,000	3.5 years
$6.50	375,000	3.5 years
$7.50	375,000	3.5 years
$2.51	1,195,219	4.7 years

	2,320,219	4.1 years

The following table summarizes the range of exercise prices and weighted average remaining contractual life for outstanding and exercisable warrants to purchase shares of common stock as of December 31, 2023:

	Outstanding and exercisable warrants
Exercise price	Number of warrants	Weighted average remaining contractual life
$5.50	375,000	4.3 years
$6.50	375,000	4.3 years
$7.50	375,000	4.3 years

	1,125,000	4.3 years